Issued Capital and Reserves - Schedule of Movement of Authorized Shares and Shares Issued (Parenthetical) (Details)		1 Months Ended	12 Months Ended
	Nov. 15, 2025	Mar. 31, 2026 ¥ / shares shares	Mar. 31, 2026 Vote ¥ / shares shares
Disclosure of classes of share capital [line items]
Stock split, conversion ratio of shares	200
Treasury Shares [Member]
Disclosure of classes of share capital [line items]
Number of shares outstanding		0	0
Common Shares [Member]
Disclosure of classes of share capital [line items]
Number of vote per common share | Vote			1
Par value per share | ¥ / shares		¥ 0	¥ 0
Shares have no par value			true
Stock split, conversion ratio, description			The Company conducted a share split, which became effective on November 15, 2025. Under the share split, the Company's common shares were split at a ratio of 200 shares for one share.
Shares issued upon exercise of stock options		82,000
Preferred shares, conversion of shares			1
Class A Preferred Shares [Member]
Disclosure of classes of share capital [line items]
Preferred shares, voting rights			Class A preferred shares have no voting rights
Preferred shares, conversion of shares description			The holders of Class A preferred shares have right of conversion of one Class A preferred share to one common share on and after April 1, 2022.